Equity (Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Partners' Capital Notes [Abstract]
Net gains on commodity related hedges	$ (3)	$ 2
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(10)	0
AOCI attributable to equity method investments	(9)	0
Subtotal	(22)	2
Amounts attributable to noncontrolling interest	10	(1)
Total AOCI included in partners' capital, net of tax	$ (12)	$ 1